Key Sources of Estimation and Uncertainty	12 Months Ended
Dec. 31, 2023
Key Sources of Estimation and Uncertainty [Abstract]
Key sources of estimation and uncertainty

3.      Key sources of estimation and uncertainty

Significant accounting judgements and estimates

The preparation of the Lifezone’s audited consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in the future period.

The judgements, estimates and assumptions applied in the audited consolidated financial statements, including the key sources of estimation uncertainty, were the same as those applied in Lifezone’s (and its predecessor holding companies) last annual financial statements for the year ended December 31, 2022.

3.1    Significant accounting judgements

3.1.1.     Business Combination due to Ownership Change (Flip-Up of Ownership)

The ownership of both LZL and KNL was significantly changed on June 24, 2022. This reorganization was completed to simplify the ownership structure and management deemed the business combination to be a business combination under common control as there is no change in the ultimate owners and therefore outside the scope of IFRS 3 — Business Combinations. In summary, the shareholders of LZL and KNL received shares for the newly formed entity, Limited Holdings. Effectively, keeping the ultimate ownership the same prior to the Flip-Up.

Management could either use the acquisition or predecessor value method to account for the business combination. In order to determine which method suits the business combination best, we considered the following facts in making the determination:

•        ownership remains unchanged throughout the flip-up;

•        no cash exchanged hands in this transaction as shareholders of the pre-existing entities received a 1:1 share exchange for KNL shareholders and 1:200 for LZL shareholders in the newly formed entity, LHL;

•        the management of the combining entities is typically performed with respect to each other. This occurred both before and after the flip up; and

•        the purpose of this flip up of ownership is to simplify the organizational structure. This is evidenced by the fact that the ultimate owners of Lifezone remain the same before and after the flip-up.

Based on the four points above, predecessor accounting was deemed the appropriate method of accounting for the business combination.

3.1.2.     Use of Going Concern Assumption

The use of going concern assumption requires management to make judgments at a particular point in time about the future outcome of events and conditions that are inherently uncertain. The underlying assumption in the preparation of financial statements is that the Company has neither the intention nor the need to liquidate the business. Management takes into account as a whole range of factors related to expected probability and sources of financing.

As of December 31, 2023, Lifezone had consolidated cash and cash equivalents of $49.4 million. The cash flows for the year ended December 31, 2023, was $28.9 million (December 31, 2022: net outflows $25.0 million), consisting of $115.7 million of net inflows (December 31, 2022: net outflows $0.1 million) from financing activities arising from the completion of the SPAC Transaction, the PIPE transaction, and an investment by BHP in KNL. Net outflows from operating activities of $26.9 million (December 31, 2022: net outflows $17.0 million) and net outflows from investing activities of $60.1 million (December 31, 2022: net outflows $8.0 million), relate mainly to exploration and evaluation costs capitalized in relation to the Kabanga Nickel Project and the Simulus acquisition.

On March 21, 2024 Lifezone announced the signing of a binding subscription agreement in relation to a $50 million convertible note, followed on March 27, 2024 with the announcement of the closing of the convertible note transaction, raising $50 million of gross proceeds. Details of the $50 million convertible fundraising can be found in Note 31. Subsequent events.

3.1.3 Exploration and evaluation assets capitalization

The application of Lifezone’s accounting policy for exploration and evaluation expenditure requires judgement, the use of estimates and assumptions to determine whether future economic benefits are likely from either future exploitation or sale. Under IFRS 6, entities recognizing exploration and evaluation assets are required to perform an impairment test on those assets when specific facts and circumstances outlined in the standard indicate an impairment test is required. The assets are tested if impairment indicators exist or whether the technical feasibility and commercial viability of extracting a mineral resource is demonstrable.

3.1.4 Existence of impairment indicators for exploration and evaluation assets

Lifezone capitalizes certain exploration and evaluation expenses in accordance with its accounting policy. There is no certainty that costs incurred during exploration and evaluation will result in discoveries of commercial quantities of minerals. Lifezone applies judgment to determine whether indicators of impairment exist for these capitalized costs.

At December 31, 2023, Lifezone concluded that no impairment indicators exist for any of its exploration and evaluation assets and that the capitalized costs are supported by external (market capitalization) and internal valuations.

3.1.5 Assessment of classification of earnouts

Earnouts represent payment arrangements whereby the additional purchase consideration on acquisition is contingent on the future financial performance of the company. Earnouts are classified as either a liability or equity on inception, depending on the terms of the agreement. Lifezone determined both Lifezone Holdings and Sponsor shareholder earnout should be classified as equity after assessment under IFRS 2 - Share-based Payment. Refer to Note 25 for detail.

3.1.6 Assessment of warrants

Lifezone assumed the outstanding warrants of the SPAC following the SPAC transaction. Under the agreement, all existing warrants of the SPAC will be assumed and replaced for Lifezone warrants and will entitle holders of Lifezone ordinary shares upon exercise.

Management applied IAS 32 to determine whether the assumed warrants are financial liabilities or equity instruments. As the warrants may only be exercised for a fixed number of shares for a fixed price, Lifezone concluded that the warrants should be accounted for as an equity instrument.

3.2.   Significant accounting estimates

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. Lifezone based its assumptions and estimates on parameters available when the audited consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of Lifezone. Such changes are reflected in the assumptions when they occur.

3.2.1 Impairment of non-financial assets goodwill

Goodwill is tested at least annually for impairment as part of a cash generating unit, and the recoverable amount is based on the value in use. The estimation of recoverable amount requires management to make significant assumptions, including projected cash flows, discount rates and growth rates. The assumptions used in the calculation of Goodwill’s recoverable amount are presented in Note 14.

3.2.2 Share-based payments — Fair value of options and restricted stock units (RSUs)

Lifezone had equity-settled awards as an incentive to certain senior management, employees, and consultants. These equity-settled awards include restricted share units, share options and earnouts. The fair value of equity-settled awards granted that are assessed as non-vesting is recognized as an expense with a corresponding credit to the share-based payment reserve. The fair value is estimated at the date of grant using the Black-Scholes pricing model, taking into account the terms and conditions attached to the grant. Share-based payments issued without a service condition are expensed in full at the grant date. Key inputs used in making the estimate include volatility, risk free interest rate, Discount for lack of marketability and probability of vesting. The options have all been exercised and the RSUs have been issued, with no more outstanding instruments as of December 31, 2023.

3.2.3 Share-based payments — Fair value of earnouts

Earnouts represent payment arrangements whereby the additional purchase consideration on acquisition is contingent on the future financial performance of the company. Earnouts are classified as either a liability or equity on inception, depending on the terms of the agreement. Earnouts assessed to be share-based payments under IFRS 2 are measured at fair value at grant date. The fair value is an estimate made using the Monte Carlo simulation model. This valuation model requires management to make key inputs and assumptions, including equity volatility, risk-free rate, and probability of change of control. Refer to Note 25 for key inputs used in the valuation.

3.2.4 Fair value of warrants

Warrants classified as equity ae measured at fair value art recognition, which is the assumption date for Lifezone. The fair value assumption date, which in Lifezone inception, depending on the terms of the agreement. The fair value of both the public warrants and private warrants are valued using a Black-Scholes pricing model, taking into account the terms and conditions attached to the grant. Key inputs used in making the estimate are disclosed in Note 25.